Taxes Recoverable (Tables)	12 Months Ended
Dec. 31, 2021
Taxes Recoverable [Abstract]
Taxes recoverable

	December 31,
	2021	2020

Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")	61,049	123,005
Withholding income tax	19,768	3,470
Income taxes	15,488	4,443
Tax on the Circulation of Goods and Services (" ICMS ")	9,500	1,765
Other taxes	3,894	1,023
	109,699	133,706